Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

On January 20, 2026, the Company entered into a binding Letter of Intent (LoI) to acquire 100% of the equity interests in Safe Save Medical Cell Sciences & Technology Co., Ltd. (SSMC), a Taiwan-based company focused on innovative autologous dendritic cell/tumor antigen (ADCTA) immunocell therapies, including late-stage clinical assets for glioblastoma and other solid tumors. The total consideration is approximately NT$839,832,000 (equivalent to about US$26.87 million), payable through a combination of newly issued Company shares and cash. The parties target completion is subject to successful due diligence, corporate restructuring of SSMC, regulatory approvals, and other customary conditions. There can be no assurance that the acquisition will be consummated.

During January to April 2026, 570,585 warrants were exercised and converted into ordinary shares. On March 31, 2026, the Company issued 2,081 ordinary shares to each of two directors upon the vesting of certain Restricted Share Units granted under the Company’s Equity Incentive Plan.